SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exercise Price
Number of Option Outstanding	422,126	442,172
Weighed Averate Remaining Contractual Life (in years)	6 years 25 days	6 years
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.80	$ 2.53	0.41	$ 0.42
Number of Option Exercisable	306,117	219,085
Weighted Average Exercise Price, Exercisable	$ 2.54	$ 1.31	$ 0.42
Minimum [Member]
Exercise Price	0.40	0.40
Weighted Average Exercise Price, Exercisable	3.36
Maximum [Member]
Exercise Price	6.50	$ 6.50
Weighted Average Exercise Price, Exercisable	$ 3.41